Stockholders' Deficiency: Schedule of Assumptions Used (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Assumptions Used
Exercise price ($)	0.00
Risk free interest rate	0.69%
Expected term (Years)	3.00
Expected volatility	103%
Expected dividend yield	0%
Expected forfeiture (attrition) rate	0.00%

2015
Exercise price ($)	0.0001
Risk free interest rate	0.04% to 1.07%
Expected term (Years)	10
Expected volatility	94%
Expected dividend yield	0%
Fair value of option ($)	0.74
Expected forfeiture (attrition) rate	5% to 20%